Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jul. 31, 2014	$ 295,000	$ 80,943,000	$ (81,221,000)	$ 17,000
Balance, shares at Jul. 31, 2014	29,394,940
Issuance of common stock in private placement, net	$ 101,000	7,300,000		7,401,000
Issuance of common stock in private placement, net, shares	10,086,025
Share-based compensation expense - stock options		63,000		63,000
Share-based compensation expense - restricted stock units		2,319,000		2,319,000
Stock issued for services	$ 3,000	203,000		206,000
Stock issued for services, shares	250,000
Issuance of common stock upon vesting of restricted stock units	$ 17,000	(17,000)
Issuance of common stock upon vesting of restricted stock units, shares	1,715,000
Issuance of common stock upon exercise of warrants	$ 4,000			4,000
Issuance of common stock upon exercise of warrants, shares	413,332
Net loss			(7,627,000)	(7,627,000)
Balance at Jul. 31, 2015	$ 420,000	90,811,000	(88,848,000)	2,383,000
Balance, shares at Jul. 31, 2015	41,859,297
Issuance of common stock in private placement, net	$ 177,000	(177,000)
Issuance of common stock in private placement, net, shares	17,777,772
Share-based compensation expense - stock options		358,000		358,000
Share-based compensation expense - restricted stock units		1,544,000		1,544,000
Stock issued for services	$ 3,000	287,000		290,000
Stock issued for services, shares	250,000
Warrant liability removed due to warrant exercise and cancellation		13,550,000		13,550,000
Issuance of common stock upon vesting of restricted stock units	$ 21,000	(21,000)
Issuance of common stock upon vesting of restricted stock units, shares	2,075,000
Issuance of common stock upon exercise of warrants	$ 28,000	1,241,000		1,269,000
Issuance of common stock upon exercise of warrants, shares	2,861,848
Net loss			(14,371,000)	(14,371,000)
Balance at Jul. 31, 2016	$ 649,000	$ 107,593,000	$ (103,219,000)	5,023,000
Balance, shares at Jul. 31, 2016	64,823,917
Net loss				(1,743,000)
Balance at Oct. 31, 2016				$ 3,557,000